Consolidated Income Statement £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) £ / shares	Dec. 31, 2020 GBP (£) £ / shares	Dec. 31, 2019 GBP (£) £ / shares
Income Statement [Abstract]
Revenue	£ 7,244	£ 7,110	£ 7,874
Cost of sales	(2,562)	(2,487)	(2,755)
Gross profit	4,682	4,623	5,119
Selling and distribution costs	(1,197)	(1,212)	(1,292)
Administration and other expenses	(1,630)	(1,901)	(1,767)
Share of results of joint ventures	29	15	41
Operating profit	1,884	1,525	2,101
Finance income	8	3	9
Finance costs	(150)	(175)	(314)
Net finance costs	(142)	(172)	(305)
Disposals and other non-operating items	55	130	51
Profit before tax	1,797	1,483	1,847
Current tax	(422)	(264)	(382)
Deferred tax	96	(11)	44
Tax expense	(326)	(275)	(338)
Net profit for the year	1,471	1,208	1,509
Attributable to:
RELX PLC shareholders	1,471	1,224	1,505
Non-controlling interests	0	(16)	4
Net profit for the year	£ 1,471	£ 1,208	£ 1,509
Basic earnings per share
Basic earnings per share | (per share)	£ 0.763	£ 0.635	£ 0.774
Diluted earnings per share
Diluted earnings per share | (per share)	£ 0.758	£ 0.632	£ 0.769